Stockholders' Equity - Additional Information (Detail) - $ / shares			12 Months Ended
	Nov. 18, 2015	Oct. 28, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio			15.20%	16.30%
Number of shares to be acquired under share repurchase program	300,000.0	300,000.0
Repurchase program expiration date	Dec. 31, 2017
ESOP shares reissued		600,000	600,000
Treasury stock, shares			1,246,136	1,085,888
Treasury stock shares purchased			92,550
Total risk-based capital ratio			16.20%	17.30%
Capital conservation buffer			0.625%
General Corporate Purchases or Employee Benefit Plans [Member]
Stockholders Equity [Line Items]
Number of shares to be acquired under share repurchase program		1,000,000
ESOP [Member]
Stockholders Equity [Line Items]
Number of shares to be acquired under share repurchase program		860,303.0
Repurchase program expiration date		Oct. 31, 2015
Basel Three Requirements [Member]
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio			6.00%
Common equity Tier 1 capital ratio			4.50%
Total risk-based capital ratio			8.00%
Tier 1 leverage ratio			4.00%
Post Capital Conservation Buffer [Member]
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio			8.50%
Common equity Tier 1 capital ratio			7.00%
Total risk-based capital ratio			10.50%
Capital conservation buffer			2.50%
Bank Subsidiary [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio			8.50%
Bank [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio			9.00%
Common Stock [Member]
Stockholders Equity [Line Items]
Treasury stock, shares			1,246,136
Average price of treasury stock			$ 12.32
Treasury stock shares purchased			160,248	907,505	298,999